RELATED PARTY TRANSACTIONS - Principal and Revenue Agreements (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 agreement	Dec. 31, 2024 USD ($) $ / MWh $ / MWh facility MW	Dec. 31, 2024 EUR (€) $ / MWh $ / MWh facility	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Management service fee payments | $		$ 204		$ 205	$ 243
Number of long-term power purchase agreements amended | agreement	2
Number of facilities, all energy purchased | facility		2	2
95 MW Utility-scale Solar Development Asset
Disclosure of transactions between related parties [line items]
Utility-scale solar | MW		95
Proceeds, net of transaction costs		$ 16	€ 16
95 MW Utility-scale Solar Development Asset | Brookfield Renewable and Institutional Partners
Disclosure of transactions between related parties [line items]
Proceeds, net of transaction costs		$ 81	€ 79
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years	20 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly | $		$ 5
Capitalization for management fees | $		21,000
Initial capitalization for management fees | $		8,000
Management fee fixed component | $		$ 27
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh		100	100
Average price adjustment fixed rate percent		3.00%	3.00%
Option to extend a fixed price commitment, per MWh		60	60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh		127	127
Average price adjustment fixed rate percent		3.00%	3.00%
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Electricity prices		75	75
Annual increment as percent of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Reduction in price per MWh, tranche one		3	3
Reduction in price per MWh, tranche two		5.03	5.03
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Electricity prices		68	68
Annual increment as percent of CPI		40.00%